Schedule of Amended Settlement Environmental Protection Agency Agreement (Details) - Environmental Protection Agency Agreement [Member] - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Within 30 days of Settlement Agreement	$ 2,000,000	$ 2,000,000
November 1, 2024	3,000,000	3,000,000
November 1, 2025	3,000,000	3,000,000
November 1, 2026	3,000,000	3,000,000
November 1, 2027	3,000,000	3,000,000
November 1, 2028	3,000,000	3,000,000
November 1, 2029	$ 2,000,000	$ 2,000,000